Share Capital - Disclosure of warrant transactions (Details) - Warrants [Member]	12 Months Ended
	Apr. 30, 2025 Shares $ / shares	Apr. 30, 2024 Shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year | Shares	15,437,163	14,771,833
Weighted average exercise price, beginning of the year | $ / shares	$ 1.89	$ 1.91
Issued | Shares	0	1,380,000
Weighted average exercise price, Issued | $ / shares	$ 0	$ 1.5
Exercised | Shares	(15,040,837)	(714,670)
Weighted average exercise price, Exercised | $ / shares	$ (1.9)	$ (1.46)
Expired | Shares	(162,773)	0
Weighted average exercise price, Expired | $ / shares		$ 0
Outstanding, end of the year | Shares	233,553	15,437,163
Weighted average exercise price, end of the year | $ / shares	$ 1.48	$ 1.89